Stock-Based Compensation (Calculation And Assumptions Utilized In Calculation Of Fair Values Of Options Granted) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Aggregate grant date fair value (less than)	$ 0.2	$ 0.5	$ 0.1
Weighted-average per share grant date fair value (in dollars per share)	$ 6.39	$ 5.36	$ 6.47
Risk-free interest rate	2.40%	2.80%	2.30%
Expected life in years	7 years 4 months 24 days	7 years 9 months 18 days	6 years
Expected volatility (over expected life)	22.10%	22.30%	19.40%
Expected dividend yield (over expected life)	3.70%	4.20%	3.10%